Financial Income and Costs	12 Months Ended
Dec. 31, 2021
Financial Income and Costs
Financial Income and Costs

19. Financial Income and Costs

An analysis of financial income and costs is as follows:

	For the year ended December 31,
	2019	2020	2021
Financial Income
Interest income	5,318	726	142
Total financial income	5,318	726	142
Financial Costs
Amortization and write-off of deferred loan/bond issuance costs/premium	14,154	22,876	20,286
Interest expense on loans	122,819	93,860	82,325
Interest expense on bonds and realized loss on CCSs	34,607	35,891	34,766
Lease charge	10,506	9,921	10,269
Loss arising on bond repurchases at a premium (Note 13)	2,119	1,937	—
Other financial costs, net	6,276	796	19,309
Total financial costs	190,481	165,281	166,955

Other financial costs, net includes an amount of $15,718 for the year ended December 31, 2021, relating to fees (bank consent, legal fees, etc.) to obtain the third-party consents and waivers in connection with the de-listing of the Group’s shares from NYSE after the consummation of the Transaction.